Income Taxes	12 Months Ended
Mar. 31, 2023
Major components of tax expense (income) [abstract]
Income Taxes [Text Block]

20. Income Taxes

Income tax expense is recognized based on the combined BC and Federal income tax rate for the full financial year applied to the pre-tax income of the reporting period. The Company's effective tax rate for the years ended March 31, 2023, 2022 and 2021 was 27.00%.

The difference between tax expenses for the years and the expected income taxes based on the statutory rate are as follows:

	For the year ended
	March 31, 2023	March 31, 2022	March 31, 2021
Combined statutory tax rate	27.00%	27.00%	27.00%
Expected income tax expense (recovery)	$(4,061,841)	$(4,052,678)	$(2,115,924)
Items not deductible for tax purposes	1,276,004	1,671,157	706,127
Difference in tax rate in other jurisdictions	(51,259)	(216,059)	(107,357)
Unrecognized deductible temporary differences and loss carryforwards	2,837,096	2,597,580	1,517,154
Deferred income tax expense (recovery)	$-	$-	$-

The nature and effect of the temporary differences giving rise to the deferred income tax assets as of March 31, 2023 and March 31, 2022 are summarized below:

	As at
Deferred income tax assets	March 31, 2023	March 31, 2022
Non-capital loss carry-forwards	$10,504,646	$8,625,123
Investment in subsidiary	-	100,654
Accounts receivable, inventory, and promissory note receivable	-	215,539
Capital assets	184,443	149,810
Right of use assets and lease liabilities	110,287	5,649
Warranty provision	557,217	307,571
Other carryforward balances	94,199	2,315
Share issue costs	413,177	567,382
Unrecognized deferred tax assets	(11,863,970)	(9,974,043)
Net deferred income tax asset	$-	$-
As at March 31, 2023 and March 31, 2022 the Company has approximately $16,025,000 and $12,391,000 respectively, of non-capital losses carry forwards available to reduce Canadian taxable income for future years. As at March 31, 2023 and March 31, 2022 the Company has approximately $22,640,000 and $17,693,000 respectively, of net operating losses carry forwards available to reduce future taxable income in the United States. The losses in Canada and United States expire between 2030 and 2043 if unused. The potential benefits of these carry-forward non-capital losses has not been recognized in these consolidated financial statements as it is not considered probable that sufficient future taxable profit will allow the deferred tax asset to be recovered.